SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-based compensation expense		$ 538,323
Unrecognized compensation expense	$ 7,798	$ 13,368
Weighted Average Remaining Amortization Period (Years)	9 months	1 year
Stock-based compensation expense	$ 3,341
General and Administrative Expense [Member]
Stock-based compensation expense		$ 538,323
Unrecognized compensation expense	$ 7,798	$ 13,368
Weighted Average Remaining Amortization Period (Years)	9 months	1 year
Stock-based compensation expense	$ 3,341